CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.05	₪ 0.05
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	64,059,411	63,008,264
Ordinary shares, shares outstanding	43,145,971	42,554,602
Treasury shares	20,913,440	20,453,662